Related Party Transactions - Additional Information (Detail) - USD ($)					1 Months Ended			12 Months Ended
	Mar. 09, 2021	Mar. 04, 2021	Jan. 22, 2021	Jan. 19, 2021	Jan. 31, 2019	Nov. 30, 2018	Jun. 30, 2018	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 06, 2021	Jun. 07, 2021	Jan. 14, 2021
Related Party Transaction [Line Items]
Stock shares issued during the period value for services rendered									$ 25,000
Common Stock, Shares, Outstanding								104,022,678	104,022,678	100,223,194
Share Price								$ 0.005	$ 0.005				$ 10.80	$ 8.67
Repayment of promissory note									$ 88,142
Promissory note outstanding								$ 15,051,000	$ 15,051,000	$ 0
Initial lease term of contract					7 years
Annual lease escalation percentage					5.00%		3.00%
Minimum [Member]
Related Party Transaction [Line Items]
Share Price								$ 3.273	$ 3.273
Maximum [Member]
Related Party Transaction [Line Items]
Share Price								$ 3.424	$ 3.424
Related Party Exercise Receivable Promissory Notes [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Debt										$ 1,000,000.0		$ 100
Number of shares pledged										1,050,000		1,942,250
Notes Payable, Related Parties								$ 1,100,000	$ 1,100,000	$ 1,100,000
Debt Instrument, Term								5 years		5 years
Related Party Exercise Receivable Promissory Notes [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Interest rate								1.50%
Related Party Exercise Receivable Promissory Notes [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Interest rate								2.00%
Loans To Stockholders [Member]
Related Party Transaction [Line Items]
Debt instrument maturity date											Aug. 12, 2026
Interest rate											1.87%
Due from related parties								$ 15,200,000	15,200,000	$ 14,800,000
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction expenses		$ 10,000							100,000
Sponsor [Member] | Related Party Loan [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory Note face amount															$ 300,000
Repayment of promissory note	$ 88,142
Promissory note outstanding								0	$ 0
PCJW Properties LLC [Member]
Related Party Transaction [Line Items]
Initial lease term of contract					7 years	5 years
Sublease rental expense					$ 19,000.000	$ 5,000.000
Annual lease escalation percentage					5.00%	4.00%
PCJW Properties LLC [Member] | Leasing Arrangements [Member]
Related Party Transaction [Line Items]
Operating lease expense								$ 300,000		$ 300,000
Founder Shares [Member] | Lock In Period One [Member]
Related Party Transaction [Line Items]
Lock in period after business combination founder shares									1 year
Founder Shares [Member] | Lock In Period Two [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Lock in period after business combination founder shares									150 days
Class A [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Percentage of common stock shares outstanding								20.00%	20.00%
Number of consecutive trading days for determining the share price									10 days
Number of trading days for determining the share price									30 days
Class A [Member] | Founder Shares [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Share Price								$ 12.00	$ 12.00
Class B [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding								6,344,150	6,344,150
Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period shares for services rendered				6,468,750
Stock shares issued during the period value for services rendered				$ 25,000
Common Stock, Shares, Outstanding			6,408,750					6,344,150	6,344,150
Common stock share subject to forfeiture			843,750
Percentage of common stock shares outstanding			20.00%
Common stock shares not subject to forfeiture								719,150	719,150
Share based compensation other than employee stock scheme shares forfeited during the period	124,600								124,600
Class B [Member] | Founder Shares [Member] | Board Of Directors [Member]
Related Party Transaction [Line Items]
Shares transferred to related party			60,000